Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2019, 2018 and 2017 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2016	43,514	$25.05
Vested	(18,340)	26.55
Outstanding at December 31, 2017	25,174	$24.00
Granted	84,000	15.53
Vested	(71,607)	15.53
Forfeited	(3,066)	18.60
Outstanding at December 31, 2018	34,501	$16.35
Granted	144,000	9.15
Vested	(130,499)	7.02
Forfeited	(333)	9.15
Outstanding at December 31, 2019	47,669	$8.36